Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of other provisions [line items]
Beginning balance	₨ 23,464
Ending balance	27,155	$ 392	₨ 23,464
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Beginning balance	21,974	318	19,274
Additions	181	3	1,738
Utilised	(129)	(2)	(405)
Unused amounts reversed	(84)	(1)	(418)
Unwinding of discount	936	13	837
Revision in estimates	1,385	20	84
Acquisition through business combinations			236
Exchange differences	269	4	628
Ending balance	24,532	355	21,974
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	509	8	496
Additions	12	0	13
Ending balance	₨ 521	$ 8	₨ 509